UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  May 31, 2019

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report

May 31, 2019

Investment Adviser

Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York  10111

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (each a “Fund,” and collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-855-369-6209, sending an e-mail request to inquires@rockefellerfunds.com, or by enrolling at http://www.rockefellerfunds.com.

You may elect to receive all future reports in paper free of charge. To request that you continue to receive paper copies of your shareholder reports, you can contact your financial intermediary or, if you invest directly with the Funds, you can call the Funds at 1-855-369-3209 or send an e-mail request to inquires@rockefellerfunds.com. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Rockefeller Funds you hold.

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	19
STATEMENTS OF ASSETS AND LIABILITIES	40
STATEMENTS OF OPERATIONS	42
STATEMENTS OF CHANGES IN NET ASSETS	44
FINANCIAL HIGHLIGHTS	48
NOTES TO FINANCIAL STATEMENTS	56
NOTICE OF PRIVACY POLICY & PRACTICES	67
ADDITIONAL INFORMATION	68

Dear Shareholder:

Over the past six months, the Federal Reserve (“Fed”) has shifted to a highly dovish stance, which helped to ease financial conditions and could potentially extend the expansion cycle. Chinese policymakers have also continued to provide stimulus in an attempt to reflate their economy. While the first quarter of 2019 got off to a good start with regards to economic growth (coupled with equities experiencing one of its strongest quarters in recent memory), a slowdown later in the year is expected given the strong growth the U.S. economy experienced in 2018 due to a highly stimulative tax cut.

While economic growth continues to be strong in the U.S., foreign markets appear skittish due to the escalation in protectionist trade measures, which may have attributed to a slowdown in economic growth in China and Europe. At the end of May 2019, President Donald Trump made an unprecedented move of threatening tariffs on Mexican imports unless Mexico manages to stem the flow of north-bound migrants.

These developments sparked risk-off reactions, with equities, emerging markets in particular, declining and sovereign bonds rallying. The bond market priced in a near certain Fed funds rate cut by year end, with the 3-month/10-year U.S. Treasury yield curve inverting further. Rockefeller continues to closely monitor signals from around the globe to assess the macro environment and to look for attractive investment opportunities.

Global Economy

Growth in 2019 has so far been uneven in the global markets. In the U.S., the unemployment rate continues to be low and growth strong. However, a slowdown is expected later in the year due to a number of factors.  Much of the strong economic growth was driven by the 2018 tax cuts and more recently an inventory build-up and net exports.  The impacts of these catalysts are likely to slow later in the year.  In addition, consumer spending and capital expenditures have been on the softer side.

Elsewhere, Manufacturing Purchasing Managers’ Indices (“Manufacturing PMI”) in Japan, China, and Germany all dipped below 50 during the six month period – a signal that the manufacturing economy in those regions is declining.  Emerging market economic growth has been mixed, with those countries closely tied to China experiencing a slowdown. However, those countries with a current account deficit could receive an economic boost given the increasingly dovish tone from central banks across the globe.

Federal Reserve Policy and the Bond Market:

Growth held up better than expected in the first quarter, with the economy expanding at a 3.1% annualized pace. Fears about deteriorating growth, however, were not fully unfounded.  Although the big picture for the U.S. economy is not fundamentally different, the global economy seems to be experiencing a synchronized slowdown, which has prompted central bank policymakers to directionally turn decidedly more dovish. Earlier this month, Fed Chair Jerome Powell seemed to open the door for a potential rate cut should economic conditions warrant an adjustment in policy. Up until now, the Fed has seemed opposed to the notion of rate cuts, dismissing the recent weakness in growth and inflation for one reason or another. Domestic economic data has been mixed, but Rockefeller believes data has been strong enough on balance to keep the Fed on hold in the near-term. However, it is now increasingly likely that the Federal Open Market Committee (FOMC) has concluded hiking rates this cycle. While Powell’s comments have opened the door to rate cuts, they leave little doubt that his policy approach remains reactive and data dependent. It may require more data weakness or tighter financial conditions to trigger the

Fed to cut rates; however, the landscape has clearly changed over the past several weeks and we believe the direction of the next Fed move is likely down, not up.

The 10-Year U.S. Treasury precipitously declined through the period and traded in an 86 basis point (bps) range finishing May at the lows, yielding 2.13%. Investors will continue to track and debate the economic landscape while monitoring the direction of Fed policy.

Rockefeller Equity Allocation Fund:

For the six months ended May 31, 2019, the Institutional Class shares of the Rockefeller Equity Allocation Fund returned -1.49% (net), while the MSCI All-Country World Index (Net Dividends) had a return of 1.40%. Weak relative returns in the Financials sector was the leading contributor to the Fund’s underperformance during the period. On the upside, strong returns in Communication Services had the greatest positive impact on relative performance. The Fund is invested in a blend of value and growth securities on a global basis, as well as preferred stocks.

Rockefeller Core Taxable Bond Fund:

For the six months ended May 31, 2019, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of 6.34% (net), underperforming the Bloomberg Barclays Aggregate Bond Index benchmark, which returned 6.72%. Detracting from relative performance was the Fund’s sector allocations. An overweight to corporate bonds detracted as spreads compressed over the period. Meanwhile, the Fund’s longer relative duration contributed positively as yields declined across the curve.

Rockefeller Intermediate Tax Exempt National Bond Fund:

For the six months ended May 31, 2019, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt National Bond Fund had a return of +5.02% (net), while the Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index returned +4.85% and the Bloomberg Barclays 5-Year Municipal Bond Index  returned +4.24%.  Favorable positioning of the Fund toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns as the yield curve flattened considerably.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

For the six months ended May 31, 2019, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt New York Bond Fund had a return of +5.00% (net), while the Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index returned +4.85% and the Bloomberg Barclays 5-Year Municipal Bond Index returned +4.24%.  Favorable positioning of the Fund toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns as the yield curve flattened considerably.

Looking Forward

Rockefeller believes that the sharp recovery has brought U.S. equities into fair value market territory. Non-U.S. equities still appear slightly undervalued if China can indeed manage to reflate its economy by late 2019. Market expectation for the first half of 2019 has come down materially, but remains somewhat elevated for the back half.

Fears of a global slowdown have caused interest rates across the world to come down, with yields on German 10 year bunds ending the period at -20 bps. This has created distortions in the market, with investors overlooking cyclical value and paying up for safe havens such as companies in the Staples and Utilities sectors, who have had a tough time generating earnings growth. Rockefeller continues to see opportunity in some of these cyclical stocks across the globe.

Sincerely,

David P. Harris, CFA	Jimmy C. Chang, CFA
Chief Investment Officer	Chief Investment Strategist
Rockefeller & Co. LLC	Rockefeller & Co. LLC

Opinions expressed are those of Rockefeller & Co. LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a Fund’s ability to sell its shares.  The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.  The Rockefeller Equity Allocation Fund is subject to small- and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Earnings growth is not representative of the Fund’s future performance.

Manufacturing Purchasing Managers’ Indices are indicators of business activity in the manufacturing sectors.  They are survey-based measures that ask respondents about changes in their perception of certain key business variables from the prior month.  A figure above 50 denotes an expansion in business activity.  A figure below 50 denotes a contraction in business activity.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index has replaced the Bloomberg Barclays 5-Year Municipal Bond Index as the primary benchmark for the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund.  Rockefeller & Co. LLC believes that the new index is a better representation of each Fund’s investment style, strategies and portfolio holdings than the prior benchmark.  The Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market. The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-year (4-6) component of the Bloomberg Barclays Municipal Bond Index.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

One cannot invest directly in an index.

Basis point (bp) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.  For example, 25 basis points is equal to 0.25%.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. The curve is used to predict changes in economic output and growth.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  See schedule of investments for holdings.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/18 – 5/31/19).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual	$1,000.00	$ 985.10	$5.69
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.20	$5.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual	$1,000.00	$1,063.40	$3.40
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.64	$3.33

*	Expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual	$1,000.00	$1,050.20	$3.22
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.79	$3.18

*	Expenses are equal to the Fund’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/18	5/31/19	12/1/18 – 5/31/19*
Actual	$1,000.00	$1,050.00	$3.78
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.24	$3.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed-income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. Rockefeller & Co. LLC (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of Portfolio Holdings as of May 31, 2019*
(% of Investments)

*  For additional details on allocation of portfolio holdings by industry, please see the Schedule of Investments.

Average Annual Returns as of May 31, 2019

	Rockefeller	MSCI All Country
	Equity Allocation	World Index
	Fund	(Net Dividends)
1 Year	-2.73%	-1.29%
3 Year	7.74%	9.07%
Since Inception (2/4/15)	5.25%	5.92%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

Average Annual Returns as of May 31, 2019

		Bloomberg
	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
1 Year	6.11%	6.40%
5 Year	2.40%	2.70%
Since Inception (12/26/13)	2.74%	3.22%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2019

	Rockefeller	Bloomberg	Bloomberg
	Intermediate Tax	Barclays Managed	Barclays 5-Year
	Exempt National	Money Short/	Municipal
	Bond Fund	Intermediate Index	Bond Index
1 Year	5.39%	5.62%	4.94%
5 Year	1.70%	2.39%	2.20%
Since Inception (12/26/13)	1.99%	2.74%	2.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short‐Intermediate Index has replaced the Bloomberg Barclays 5 Year Municipal Bond Index as the Fund’s primary benchmark.  The Advisor believes that the new index is a better representation of the Fund’s investment style, strategies and portfolio holdings than the prior benchmark.

The Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2019
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2019

	Rockefeller	Bloomberg	Bloomberg
	Intermediate Tax	Barclays Managed	Barclays 5-Year
	Exempt New York	Money Short/	Municipal
	Bond Fund	Intermediate Index	Bond Index
1 Year	5.19%	5.62%	4.94%
5 Year	1.62%	2.39%	2.20%
Since Inception (12/26/13)	1.79%	2.74%	2.43%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short‐Intermediate Index has replaced the Bloomberg Barclays 5 Year Municipal Bond Index as the Fund’s primary benchmark.  The Advisor believes that the new index is a better representation of the Fund’s investment style, strategies and portfolio holdings than the prior benchmark.

The Bloomberg Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

The Bloomberg Barclays Managed Money Short/Intermediate (1 – 10 Years) Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Shares	Value
Common Stocks – 94.12%
Aerospace & Defense – 3.59%
Airbus SE (a)	16,298	$2,086,695
Safran SA (a)	13,004	1,706,197
Triumph Group, Inc.	3,217	62,378
		3,855,270
Airlines – 2.96%
Southwest Airlines Co.	46,066	2,192,742
United Continental Holdings, Inc. (b)	11,108	862,536
Wizz Air Holdings PLC (a)(b)(c)	3,275	129,641
		3,184,919
Auto Components – 1.22%
Continental AG (a)	7,922	1,077,408
Gentherm, Inc. (b)	3,927	146,791
Standard Motor Products, Inc.	2,207	93,533
		1,317,732
Banks – 13.89%
ABN AMRO Group NV (a)(c)	50,994	1,077,351
Bank Rakyat Indonesia Persero Tbk PT (a)	4,272,300	1,231,034
Comerica, Inc.	18,759	1,290,994
HDFC Bank Ltd. – ADR	1,296	160,911
ICICI Bank Ltd. – ADR	105,343	1,264,116
ING Group NV (a)	172,607	1,864,389
JPMorgan Chase & Co.	14,630	1,550,195
KB Financial Group, Inc. (a)	25,754	947,421
Lloyds Banking Group PLC (a)	2,865,525	2,071,219
Swedbank AB (a)	104,572	1,499,772
The Siam Commercial Bank PLC (a)	15,100	61,924
Wells Fargo & Co.	43,708	1,939,324
		14,958,650
Beverages – 0.60%
Treasury Wine Estates Ltd. (a)	62,457	648,954

Biotechnology – 2.44%
Alnylam Pharmaceuticals, Inc. (b)	6,058	409,036
BeiGene Ltd. – ADR (b)	4,891	576,796
Biogen, Inc. (b)	3,021	662,475
Galapagos NV (a)(b)	962	109,435
Neurocrine Biosciences, Inc. (b)	4,541	384,986
Regeneron Pharmaceuticals, Inc. (b)	1,614	486,976
		2,629,704

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Building Products – 1.24%
AAON, Inc.	4,088	$185,554
Cie de Saint-Gobain (a)	27,326	985,627
Simpson Manufacturing Co., Inc.	2,756	167,675
		1,338,856
Commercial Services & Supplies – 0.35%
Healthcare Services Group, Inc.	5,758	182,010
Stericycle, Inc. (b)	1,399	64,886
Tetra Tech, Inc.	1,925	129,976
		376,872
Construction & Engineering – 0.19%
Kinden Corp. (a)	13,400	205,739

Construction Materials – 2.39%
Cemex SAB de CV – ADR (b)	186,644	768,973
China Resources Cement Holdings Ltd. (a)	99,000	85,841
HeidelbergCement AG (a)	23,083	1,712,572
		2,567,386
Consumer Finance – 1.42%
FirstCash, Inc.	2,624	248,545
SLM Corp.	12,412	118,038
Synchrony Financial	34,436	1,158,083
		1,524,666
Diversified Financial Services – 0.28%
FactSet Research Systems, Inc.	1,080	300,456

Diversified Telecommunication Services – 0.49%
KT Corp. – ADR (b)	22,162	266,830
KT Corp. (a)	6,034	141,857
ORBCOMM, Inc. (b)	17,516	117,007
		525,694
Electric Utilities – 1.49%
Korea Electric Power Corp. (a)(b)	18,158	396,801
The Kansai Electric Power Co., Inc. (a)	102,700	1,196,325
		1,593,126
Electrical Equipment – 1.09%
Mitsubishi Electric Corp. (a)	94,000	1,167,488

Electronic Equipment, Instruments & Components – 3.21%
Badger Meter, Inc.	2,967	156,658
IPG Photonics Corp. (b)	1,168	146,199

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Electronic Equipment, Instruments & Components – 3.21% (Continued)
Kyocera Corp. (a)	28,100	$1,705,320
Littelfuse, Inc.	1,199	195,689
Samsung SDI Co. Ltd. (a)	605	110,865
TE Connectivity Ltd. (a)	10,684	899,913
Trimble, Inc. (b)	6,009	239,759
		3,454,403

Energy Equipment & Services – 0.10%
Newpark Resources, Inc. (b)	14,634	102,292

Food & Staples Retailing – 1.22%
CVS Health Corp.	24,941	1,306,160

Food Products – 0.73%
LAMB WESTON HLDGS, Inc.	13,299	787,966

Gas Utilities – 0.24%
Rubis SCA (a)	5,258	262,803

Health Care Equipment & Supplies – 4.70%
ABIOMED, Inc. (b)	726	190,154
Alcon, Inc. (a)(b)	1,039	60,425
Alcon AG (a)(b)	4,315	251,047
Becton Dickinson & Co.	4,847	1,131,484
DexCom, Inc. (b)	4,300	521,590
Edwards Lifesciences Corp. (b)	821	140,145
Inogen, Inc. (b)	1,323	85,294
Insulet Corp. (b)	2,766	303,679
Integer Holdings Corp. (b)	2,731	191,443
Masimo Corp. (b)	2,095	273,900
Medtronic PLC (a)	16,363	1,514,886
Merit Medical Systems, Inc. (b)	4,452	229,857
Nuvectra Corp. (b)	1,786	6,769
ResMed, Inc.	1,402	159,996
		5,060,669

Health Care Providers & Services – 0.62%
Chemed Corp.	652	213,817
Covetrus, Inc. (b)	18,289	451,007
		664,824

Health Care Technology – 2.13%
Cerner Corp. (b)	22,078	1,544,799
Medidata Solutions, Inc. (b)	2,563	233,617

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Health Care Technology – 2.13% (Continued)
Omnicell, Inc. (b)	3,823	$303,737
Vocera Communications, Inc. (b)	6,343	205,259
		2,287,412

Hotels, Restaurants & Leisure – 4.40%
Compass Group PLC (a)	77,548	1,754,524
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,432	351,895
Royal Caribbean Cruises Ltd. (a)	21,513	2,619,422
		4,725,841

Household Durables – 1.86%
Sony Corp. (a)	41,700	1,998,420

Household Products – 0.28%
Reckitt Benckiser Group PLC (a)	3,726	299,066

Insurance – 2.72%
Prudential PLC (a)	60,497	1,205,776
Reinsurance Group of America, Inc.	11,492	1,701,506
Samsung Fire & Marine Insurance Co. Ltd. (a)	68	15,474
		2,922,756

Internet & Catalog Retail – 2.49%
Amazon.com, Inc. (b)	1,511	2,682,131

Internet & Direct Marketing Retail – 0.07%
ASOS Plc (a)(b)	1,834	79,523

Internet Software & Services – 8.38%
Alibaba Group Holding, Ltd. – ADR (b)	1,044	155,827
Alphabet, Inc. – Class C (b)	2,800	3,090,163
Baidu, Inc. – ADR (b)	972	106,920
Facebook, Inc. – Class A (b)	17,562	3,116,729
NIC, Inc.	6,392	102,016
Tencent Holdings Ltd. (a)	58,500	2,439,313
		9,010,968

IT Services – 1.90%
Visa, Inc. – Class A	12,651	2,040,986

Life Sciences Tools & Services – 0.71%
Illumina, Inc. (b)	2,498	766,661

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Machinery – 1.77%
Amada Holdings Co. Ltd. (a)	95,500	$979,292
Epiroc AB (a)	12,555	116,762
KION Group AG (a)	14,944	812,786
		1,908,840

Media – 2.59%
Comcast Corp.	67,740	2,777,340

Metals & Mining – 0.16%
Grupo Mexico SAB de CV (a)	69,800	173,799

Oil, Gas & Consumable Fuels – 5.47%
BP PLC – ADR	39,543	1,610,191
EOG Resources, Inc.	11,910	975,191
Kinder Morgan, Inc.	52,051	1,038,417
TOTAL SA (a)	43,731	2,267,362
		5,891,161

Pharmaceuticals – 2.20%
Hanmi Pharm Co. Ltd. (a)	198	67,902
Novartis AG (a)	5,196	446,534
Novartis AG – ADR	21,576	1,847,768
		2,362,204

Professional Services – 0.10%
Mistras Group, Inc. (b)	7,665	105,930

Real Estate Management & Development – 2.39%
Vonovia SE (a)	49,003	2,567,484

Semiconductors & Semiconductor Equipment – 2.17%
Samsung Electronics Co. Ltd. (a)	54,110	1,926,415
Taiwan Semiconductor Manufacturing Co Ltd. – ADR	10,746	412,109
		2,338,524

Software – 2.43%
Everbridge, Inc. (b)	1,333	104,827
Microsoft Corp.	17,672	2,185,673
PROS Holdings, Inc. (b)	5,741	325,515
		2,616,015

Specialty Retail – 1.71%
Foot Locker, Inc.	14,341	564,318
Ross Stores, Inc.	13,725	1,276,288
		1,840,606

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Technology Hardware, Storage & Peripherals – 0.07%
Stratasys Ltd. (a)(b)	3,596	$78,788

Textiles, Apparel & Luxury Goods – 1.16%
Carter’s, Inc.	1,863	156,697
Shenzhou International Group Holdings Ltd. (a)	92,600	1,095,612
		1,252,309

Wireless Telecommunication Services – 2.50%
China Mobile Ltd. – ADR	2,529	110,821
KDDI Corp. (a)	100,700	2,579,224
		2,690,045
Total Common Stocks (Cost $88,848,598)		101,251,438

Exchange-Traded Funds – 0.90%
iShares Core MSCI EAFE ETF	8,121	482,306
iShares Core S&P 500 ETF	1,740	482,502
Total Exchange-Traded Funds (Cost $989,042)		964,808

Master Limited Partnerships – 0.59%
Plains GP Holdings LP	28,407	639,726
Total Master Limited Partnerships (Cost $558,972)		639,726

Preferred Stocks – 0.47%
Banks – 0.24%
Itau Unibanco Holding SA
6.56% (a)(d)	28,725	255,653

Insurance – 0.17%
Samsung Fire & Marine Insurance Co. Ltd.
6.01% (a)(d)	1,147	182,759

Semiconductors & Semiconductor Equipment – 0.06%
Samsung Electronics Co Ltd.
2.78% (a)(d)	2,213	64,485
Total Preferred Stocks (Cost $486,045)		502,897

Real Estate Investment Trusts – 0.12%
Iron Mountain, Inc.	4,151	127,228
Total Real Estate Investment Trusts (Cost $124,774)		127,228

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Money Market Funds – 3.41%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 2.259% (e)	3,670,859	$3,670,859
Total Money Market Funds (Cost $3,670,859)		3,670,859
Total Investments (Cost $94,678,290) – 99.61%		107,156,956
Other Assets in Excess of Liabilities – 0.39%		423,345
Total Net Assets – 100.00%		$107,580,301

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Dividend yield; the rate shown represents the rate at May 31, 2019.
(e)	The rate shown represents the seven day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities – 2.56%
Ford Credit Floorplan Master Owner Trust A
A-1, 2.070%, 05/15/2022	$1,475,000	$1,470,500
Hyundai Auto Receivables Trust 2019-A
2019-A, 2.670%, 12/15/2021	430,000	431,678
Total Asset-Backed Securities (Cost $1,891,080)		1,902,178

Collateralized Mortgage Obligations – 0.65%
Government National Mortgage Association
2010-157, 2.841%
(1 Month LIBOR USD + 0.400%), 01/20/2040 (a)	479,485	479,897
Total Collateralized Mortgage Obligations (Cost $480,270)		479,897

Corporate Bonds – 31.42%
Commercial Banking – 3.08%
BB&T Corp.
3.750%, 12/06/2023	2,191,000	2,286,871

Diversified Banks – 10.80%
Bank of America Corp.
3.458% (3 Month LIBOR USD + 0.970%), 03/15/2025 (a)	2,132,000	2,170,458
Citigroup, Inc.
3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (a)	2,050,000	2,110,000
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,743,000	1,799,280
Wells Fargo Bank N.A.
3.625%, 10/22/2021	1,907,000	1,950,387
		8,030,125

Food Retail – 2.48%
The Kroger Co.
7.500%, 04/01/2031	1,411,000	1,843,399

Health Care Services – 2.44%
CVS Health Corp.
3.700%, 03/09/2023	1,777,000	1,815,233

Home Improvement Retail – 2.51%
The Home Depot, Inc.
5.875%, 12/16/2036	1,443,000	1,866,133

Homebuilding – 1.96%
NVR, Inc.
3.950%, 09/15/2022	1,405,000	1,455,958

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Integrated Telecommunication Services – 2.52%
Verizon Communications, Inc.
5.250%, 03/16/2037	$1,629,000	$1,872,949

Investment Banking & Brokerage – 5.63%
Morgan Stanley
6.375%, 07/24/2042	1,637,000	2,184,296
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	1,921,000	1,997,858
		4,182,154
Total Corporate Bonds (Cost $22,666,268)		23,352,822

Mortgage-Backed Securities – 20.60%
Fannie Mae Pool
2.500%, 07/01/2023	213,073	213,880
3.000%, 04/01/2032	1,318,112	1,337,878
3.500%, 05/01/2039	712,443	732,148
3.000%, 05/01/2043	2,604,567	2,628,691
4.000%, 10/01/2048	2,544,065	2,675,517
4.000%, 12/01/2048	1,501,905	1,555,822
Freddie Mac Gold Pool
2.500%, 10/01/2032	1,088,272	1,090,515
3.500%, 01/01/2048	3,047,723	3,124,169
4.500%, 06/01/2048	1,857,800	1,950,567
Total Mortgage-Backed Securities (Cost $15,021,512)		15,309,187

Municipal Bonds – 15.45%
California – 4.86%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	998,107
Los Angeles Department of Water & Power System Revenue
5.516%, 07/01/2027	380,000	457,786
Metropolitan Water District of Southern California
6.538%, 07/01/2039	1,000,000	1,003,110
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,105,000	1,153,554
		3,612,557

New York – 0.72%
Nassau County Interim Finance Authority
1.976%, 11/15/2019	150,000	149,748

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

New York – 0.72% (Continued)
New York City Transitional Finance Authority
Future Tax Secured Revenue
2.540%, 08/01/2023	$150,000	$151,821
5.932%, 11/01/2036	225,000	235,643
		537,212

North Carolina – 2.49%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	1,755,000	1,848,770

Ohio – 0.74%
Ohio Housing Finance Agency
2.650%, 11/01/2041	543,000	545,856

Texas – 4.84%
Permanent University Fund – Texas A&M University System
3.660%, 07/01/2047	3,500,000	3,595,200

Washington – 1.80%
University of Washington
3.704%, 12/01/2044	1,315,000	1,340,800
Total Municipal Bonds (Cost $11,274,053)		11,480,395

U.S. Government Agency Issues – 6.49%
Ginnie Mae II Pool
3.000%, 08/20/2045	1,418,073	1,441,591
3.500%, 03/20/2047	1,984,286	2,043,420
4.000%, 12/20/2047	1,290,985	1,338,878
Total U.S. Government Agency Issues (Cost $4,732,793)		4,823,889

U.S. Government Notes/Bonds – 21.81%
United States Treasury Note/Bond
2.875%, 11/15/2021	2,973,000	3,040,357
1.625%, 08/31/2022	1,801,000	1,785,452
2.875%, 09/30/2023	1,374,000	1,427,565
2.625%, 03/31/2025	4,531,000	4,690,381
2.750%, 02/15/2028	2,081,000	2,186,310
2.500%, 02/15/2045	3,123,000	3,080,547
Total U.S. Government Notes/Bonds (Cost $15,415,147)		16,210,612

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value
Money Market Funds – 1.29%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 2.259% (b)	958,679	$958,679
Total Money Market Funds (Cost $958,679)		958,679
Total Investments (Cost $72,439,802) – 100.27%		74,517,659
Liabilities in Excess of Other Assets – (0.27)%		(198,781)
Total Net Assets – 100.00%		$74,318,878

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2019.
(b)	The rate shown represents the seven day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Municipal Bonds – 98.64%
Alaska – 0.70%
State of Alaska
5.000%, 04/01/2022	$695,000	$714,161

Arizona – 0.76%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	777,306

Connecticut – 2.48%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	481,703
Connecticut State Health & Educational
Facilities Authority – Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,037,484
Connecticut State Health & Educational
Facility Authority – Yale University
2.000%, 07/01/2042 (a)	1,000,000	1,013,040
		2,532,227

Florida – 2.93%
Florida Housing Finance Corp.
2.250%, 01/01/2026	485,000	494,050
3.200%, 07/01/2030	815,000	841,512
Florida’s Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,652,760
		2,988,322

Illinois – 5.07%
Chicago O’Hare International Airport
5.000%, 01/01/2036	2,000,000	2,362,980
Illinois Finance Authority – Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,813,645
		5,176,625

Iowa – 0.76%
Iowa State University of Science & Technology –
Iowa State University of Science
3.000%, 07/01/2025	720,000	777,110

Kansas – 1.43%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,180,000	1,462,221

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Kentucky – 2.11%
Kentucky Rural Water Finance Corp.
2.250%, 03/01/2020	$2,150,000	$2,152,688

Maryland – 1.21%
City of Baltimore, MD – Baltimore, MD Wastewater Utility
5.000%, 07/01/2027	1,000,000	1,239,850

Massachusetts – 3.75%
Massachusetts Development Finance Agency –
Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	516,834
Massachusetts Development Finance Agency –
Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,311,301
		3,828,135

Minnesota – 2.21%
City of Rochester, MN
4.500%, 11/15/2038 (a)	1,000,000	1,071,210
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,040,000	1,185,257
		2,256,467

Nebraska – 1.53%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	526,185
3.350%, 09/01/2028	1,000,000	1,035,860
		1,562,045

Nevada – 6.58%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,298,927
County of Clark Department of Aviation
5.000%, 07/01/2029	1,770,000	2,040,686
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,102,620
5.000%, 06/01/2030	1,300,000	1,427,790
5.000%, 06/01/2030	700,000	845,719
		6,715,742

New Hampshire – 0.50%
New Hampshire Health and Education
Facilities Authority Act – LRGHealthcare
5.000%, 04/01/2029	500,000	505,555

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

New York – 22.69%
Metropolitan Transportation Authority
2.370% (SIFMA Municipal Swap Index + 0.950%), 11/01/2019 (b)	$150,000	$150,562
4.000%, 11/15/2035	1,000,000	1,115,070
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,768,545
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,200,210
New York City Water & Sewer System
5.000%, 06/15/2026	1,500,000	1,609,320
5.000%, 06/15/2027	1,000,000	1,203,630
5.000%, 06/15/2032	430,000	527,864
New York State Dormitory Authority
5.000%, 02/15/2033	1,000,000	1,171,690
New York State Environmental Facilities Corp.
5.000%, 06/15/2022	900,000	966,339
5.000%, 06/15/2025	1,365,000	1,464,768
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,818,875
Port Authority of New York & New Jersey
5.000%, 12/01/2028	1,500,000	1,730,445
5.000%, 11/15/2033	2,740,000	3,390,476
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,182,350
5.000%, 10/15/2029	250,000	294,737
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	413,056
3.125%, 10/01/2032	970,000	997,286
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	925,000	1,148,388
		23,153,611

North Carolina – 0.64%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	655,116

Ohio – 3.53%
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	608,256
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	933,713
5.000%, 12/01/2030	1,675,000	2,057,352
		3,599,321

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Pennsylvania – 5.60%
Pennsylvania Economic Development
Financing Authority – UPMC Obligated Group
5.000%, 02/01/2033	$1,130,000	$1,299,997
4.000%, 11/15/2035	1,415,000	1,558,354
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	506,775
3.200%, 10/01/2031	2,000,000	2,063,980
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	155,000	158,994
5.000%, 03/01/2027	120,000	122,939
		5,711,039

Tennessee – 1.50%
Tennessee Housing Development Agency
1.350%, 07/01/2020	1,530,000	1,527,384

Texas – 22.11%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,177,670
Arlington Higher Education Finance Corp. –
A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	364,420
Arlington Higher Education Finance Corp. – KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,510,153
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,145,697
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,469
Fort Bend, TX Independent School District
5.000%, 08/15/2028	500,000	611,940
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	470,000	471,932
2.000%, 08/01/2036 (a)	530,000	532,846
La Joya Independent School District
5.000%, 02/15/2028	550,000	686,961
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,154,646
North Texas Tollway Authority
5.000%, 01/01/2026	3,800,000	4,356,358
San Antonio Water System
2.625%, 05/01/2049	2,500,000	2,601,400
State of Texas
5.000%, 10/01/2034	1,250,000	1,527,312

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Texas – 22.11% (Continued)
Tarrant Regional Water District
5.000%, 03/01/2029	$2,500,000	$2,952,900
Texas State University System
5.000%, 03/15/2021	595,000	611,416
Tomball Independent School District
1.100%, 02/15/2043 (a)	850,000	849,269
		22,560,389

Virginia – 2.23%
Virginia Commonwealth Transportation Board
5.000%, 05/15/2028	1,000,000	1,251,490
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,023,740
		2,275,230

Washington – 4.54%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	913,980
City of Monroe, WA Water & Sewer Revenue
4.750%, 12/01/2031	100,000	106,578
State of Washington
5.000%, 07/01/2029	1,500,000	1,802,130
5.000%, 08/01/2029	400,000	452,928
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,357,913
		4,633,529

Wisconsin – 3.78%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	812,920
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,173,025
5.000%, 11/01/2032	500,000	612,810
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,263,515
		3,862,270
Total Municipal Bonds (Cost $97,715,854)		100,666,343

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Shares	Value

Money Market Funds – 0.27%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 2.259% (c)	271,474	$271,474
Total Money Market Funds (Cost $271,474)		271,474
Total Investments (Cost $97,987,328) – 98.91%		100,937,817
Other Assets in Excess of Liabilities – 1.09%		1,114,414
Total Net Assets – 100.00%		$102,052,231

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2019.
(c)	The rate shown represents the seven day yield as of May 31, 2019.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

Municipal Bonds – 99.02%
New York – 99.02%
City of New York, NY
4.000%, 08/01/2034	$500,000	$563,340
5.000%, 12/01/2035	1,230,000	1,525,372
County of Albany, NY
5.000%, 04/01/2022	1,000,000	1,104,090
County of Schenectady, NY
2.000%, 12/15/2020	150,000	151,907
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,269
4.000%, 12/01/2029	1,000,000	1,174,880
Housing Development Corp. of New York City
1.900%, 05/01/2021	405,000	405,328
Metropolitan Transportation Authority
2.370% (SIFMA Municipal Swap Index + 0.950%), 11/01/2019 (a)	550,000	552,063
5.000%, 11/15/2026	1,000,000	1,120,050
5.000%, 11/15/2034 (b)	1,000,000	1,022,680
4.000%, 11/15/2035	675,000	752,672
New York City Housing Development Corp.
2.850%, 11/01/2031	1,130,000	1,154,849
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	538,770
5.000%, 07/15/2030	1,120,000	1,334,726
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 02/01/2034	2,000,000	2,417,660
New York City Trust for Cultural Resources –
American Museum of Natural History
5.000%, 07/01/2031	620,000	718,016
New York City Trust for Cultural Resources –
Whitney Museum of American Art
5.000%, 07/01/2031	1,000,000	1,052,740
New York City Water & Sewer System
4.000%, 06/15/2036	1,090,000	1,242,796
New York Power Authority
5.000%, 11/15/2022	175,000	197,015
New York State Dormitory Authority
5.000%, 03/15/2022	100,000	110,077
5.000%, 07/01/2027	750,000	847,988
5.000%, 02/15/2033	1,000,000	1,171,690
5.000%, 03/15/2035	2,000,000	2,355,720
5.000%, 03/15/2036	225,000	265,565

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value

New York – 99.02% (Continued)
New York State Dormitory Authority – Memorial Sloan-Kettering
5.000%, 07/01/2023	$1,250,000	$1,366,875
5.000%, 07/01/2029	500,000	543,430
New York State Dormitory Authority – New York University
5.000%, 07/01/2033	1,000,000	1,184,640
New York State Dormitory Authority – State University of New York
5.000%, 07/01/2031	1,105,000	1,356,376
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	525,000	541,627
5.000%, 06/15/2025	1,000,000	1,073,090
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	402,516
2.900%, 11/01/2025	190,000	197,896
3.050%, 11/01/2027	1,000,000	1,023,850
New York State Thruway Authority
5.000%, 01/01/2032	1,000,000	1,166,350
5.000%, 01/01/2035	1,000,000	1,177,570
New York State Urban Development Corp.
5.000%, 01/01/2021	500,000	510,295
5.000%, 03/15/2029	750,000	845,663
Port Authority of New York & New Jersey
5.000%, 11/15/2031	300,000	374,118
5.000%, 10/15/2033	1,000,000	1,193,910
5.000%, 11/15/2033	725,000	897,115
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,000,000	1,181,210
5.000%, 10/15/2029	525,000	618,949
State of New York
5.000%, 03/01/2028	500,000	564,710
5.000%, 12/15/2030	1,000,000	1,088,010
State of New York Mortgage Agency
2.650%, 04/01/2029	500,000	508,345
The Erie County Industrial Development Agency
5.000%, 05/01/2024	1,260,000	1,388,444
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2028	300,000	335,907
5.000%, 11/15/2029	425,000	532,155
2.775%, 11/15/2032 (c)	465,000	320,199
5.000%, 11/15/2034	1,000,000	1,249,360
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	912,188
5.000%, 12/15/2034	1,000,000	1,204,370

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2019 (Unaudited)

	Principal
	Amount	Value
New York – 99.02% (Continued)
Village of Harrison, NY
4.000%, 12/15/2023	$105,000	$118,002
Total Municipal Bonds (Cost $44,484,673)		45,662,433
Total Investments (Cost $44,484,673) – 99.02%		45,662,433
Other Assets in Excess of Liabilities – 0.98%		450,024
Total Net Assets – 100.00%		$46,112,457

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2019.
(b)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(c)	Zero coupon bond; effective yield is shown.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $94,678,290, $72,439,802, $97,987,328, and $44,484,673, respectively)
Cash
Dividends and interest receivable
Foreign currencies (Cost $2,626, $—, $—, $—, respectively)
Receivable for foreign currencies
Receivable for investment securities sold
Other assets
Total Assets

Liabilities
Payable to Adviser
Payable to affiliates
Payable to custodian
Payable for foreign currencies
Payable for investments purchased
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist of:
Paid-in capital
Total distributable earnings
Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2019 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$107,156,956	$74,517,659	$100,937,817	$45,662,433
—	—	—	—
358,146	592,077	1,192,923	504,440
2,564	—	—	—
2,598	—	—	—
203,671	—	—	—
7,462	4,648	7,403	3,102
107,731,397	75,114,384	102,138,143	46,169,975

80,842	21,765	30,127	13,625
45,978	24,797	34,799	18,574
—	—	—	1,631
2,604	—	—	—
—	728,413	—	—
21,672	20,531	20,986	23,688
151,096	795,506	85,912	57,518

$107,580,301	$74,318,878	$102,052,231	$46,112,457

$95,380,729	$73,611,794	$98,826,738	$44,746,028
12,199,572	707,084	3,225,493	1,366,429
$107,580,301	$74,318,878	$102,052,231	$46,112,457

9,540,977	7,318,439	9,842,304	4,469,483

$11.28	$10.16	$10.37	$10.32

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Transfer agent fees & expenses
Pricing fees
Legal fees
Chief Compliance Officer fees
Federal & state registration fees
Trustees’ fees
Reports to shareholders
Other expenses
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from:
Investments
Foreign currency
Change in net unrealized appreciation/(depreciation) on:
Investments
Foreign currency
Net Realized and Unrealized Gain/(Loss) on Investments
Net Increase/(Decrease) in Net Assets from Operations

(1)  Net of $152,945 and $2,148 withholding taxes and issuance fees, respectively.

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2019 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$1,425,151 (1)	$64,649	$—	$—
24,905	1,187,589	1,130,526	479,600
1,450,056	1,252,238	1,130,526	479,600

462,146	125,176	176,121	78,837
83,583	52,922	74,706	33,152
17,708	2,189	2,915	2,187
16,023	18,333	16,566	16,166
10,107	9,012	10,016	8,378
8,134	3,459	11,457	7,408
7,391	6,391	6,936	5,481
5,100	5,100	5,100	5,100
4,304	3,280	5,808	2,800
4,101	4,101	4,101	4,098
2,001	1,087	1,727	813
4,255	3,366	3,551	3,183
624,853	234,416	319,004	167,603

825,203	1,017,822	811,522	311,997

(482,762)	(886,173)	85,308	201,489
(26,317)	—	—	—

(2,359,363)	4,301,637	4,056,782	1,695,172
3,348	—	—	—
(2,865,094)	3,415,464	4,142,090	1,896,661
$(2,039,891)	$4,433,286	$4,953,612	$2,208,658

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
From Operations
Net investment income	$825,203	$655,526
Net realized gain/(loss) from investments
and foreign currency translation	(509,079)	6,765,352
Net change in unrealized
depreciation on investments
and foreign currency translation	(2,356,015)	(9,364,518)
Net decrease in net assets from operations	(2,039,891)	(1,943,640)

From Distributions
Net dividends and distributions	(5,648,060)	(2,626,736)
Net decrease in net assets resulting
from distributions paid	(5,648,060)	(2,626,736)

From Capital Share Transactions
Proceeds from shares sold	5,420,388	16,965,777
Net asset value of shares issued
to distributions declared	2,239,798	959,210
Costs of shares redeemed	(4,619,440)	(19,387,142)
Net increase/(decrease) in net assets
from capital share transactions	3,040,746	(1,462,155)

Total Decrease in Net Assets	(4,647,205)	(6,032,531)

Net Assets
Beginning of period	112,227,506	118,260,037
End of period	$107,580,301	$112,227,506

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
From Operations
Net investment income	$1,017,822	$1,919,308
Net realized loss from investments	(886,173)	(609,582)
Net change in unrealized
appreciation/(depreciation) on investments	4,301,637	(2,328,784)
Net increase/(decrease) in net
assets from operations	4,433,286	(1,019,058)

From Distributions
Net dividends and distributions	(1,050,719)	(1,869,846)
Net decrease in net assets resulting
from distributions paid	(1,050,719)	(1,869,846)

From Capital Share Transactions
Proceeds from shares sold	3,336,555	11,941,423
Net asset value of shares issued
to distributions declared	549,672	1,010,544
Costs of shares redeemed	(4,310,325)	(14,768,309)
Net decrease in net assets
from capital share transactions	(424,098)	(1,816,342)

Total Increase/(Decrease) in Net Assets	2,958,469	(4,705,246)

Net Assets
Beginning of period	71,360,409	76,065,655
End of period	$74,318,878	$71,360,409

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
From Operations
Net investment income	$811,522	$1,231,860
Net realized gain/(loss) from investments	85,308	(109,075)
Net change in unrealized
appreciation/(depreciation) on investments	4,056,782	(855,682)
Net increase in net assets from operations	4,953,612	267,103

From Distributions
Net dividends and distributions	(785,167)	(1,143,884)
Net decrease in net assets
resulting from distributions paid	(785,167)	(1,143,884)

From Capital Share Transactions
Proceeds from shares sold	5,662,702	23,699,832
Net asset value of shares issued
to distributions declared	183,994	260,764
Costs of shares redeemed	(10,208,306)	(15,597,744)
Net increase/(decrease) in net assets
from capital share transactions	(4,361,610)	8,362,852

Total Increase/(Decrease) in Net Assets	(193,165)	7,486,071

Net Assets
Beginning of period	102,245,396	94,759,325
End of period	$102,052,231	$102,245,396

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
From Operations
Net investment income	$311,997	$463,119
Net realized gain/(loss) from investments	201,489	(104,695)
Net change in unrealized
appreciation/(depreciation) on investments	1,695,172	(341,514)
Net increase in net assets from operations	2,208,658	16,910

From Distributions
Net investment income	(297,016)	(415,800)
Net decrease in net assets
resulting from distributions paid	(297,016)	(415,800)

From Capital Share Transactions
Proceeds from shares sold	2,729,500	16,144,766
Net asset value of shares issued
to distributions declared	85,987	89,309
Costs of shares redeemed	(3,682,731)	(7,811,604)
Net increase/(decrease) in net assets
from capital share transactions	(867,244)	8,422,471

Total Increase in Net Assets	1,044,398	8,023,581

Net Assets
Beginning of period	45,068,059	37,044,478
End of period	$46,112,457	$45,068,059

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights

Six Months
Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$12.11

Income from investment operations:
Net investment income(2)	0.09
Net realized and unrealized gain (loss) on investments	(0.31)
Total from investment operations	(0.22)

Less distributions paid:
From net investment income	(0.02)
From net realized gain on investments	(0.59)
Total distributions paid	(0.61)

Net Asset Value, End of Period	$11.28

Total Return(3)	-1.49%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$107,580
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	1.15%
After waiver, expense recoupment(4)	1.15%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	1.52%
After waiver, expense recoupment(4)	1.52%
Portfolio turnover rate(3)	14.69%

(1)	The Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,
2018	2017	2016	2015(1)
$12.61	$10.05	$9.94	$10.00

0.07	0.09	0.09	0.05
(0.28)	2.57	0.10	(0.08)
(0.21)	2.66	0.19	(0.03)

(0.24)	(0.10)	(0.08)	(0.03)
(0.05)	—	—	—
(0.29)	(0.10)	(0.08)	(0.03)

$12.11	$12.61	$10.05	$9.94

-1.69%	26.54%	2.05%	-0.28%

$112,228	$118,260	$90,612	$66,715

1.15%	1.18%	1.24%	1.38%
1.15%	1.22%	1.25%	1.25%

0.57%	0.84%	0.97%	0.53%
0.57%	0.80%	0.96%	0.66%
32.22%	35.98%	58.83%	56.96%

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$9.69

Income from investment operations:
Net investment income(2)	0.14
Net realized and unrealized gain (loss) on investments	0.47
Total from investment operations	0.61

Less distributions paid:
From net investment income	(0.14)
From net realized gain on investments	—
Total distributions paid	(0.14)

Net Asset Value, End of Period	$10.16

Total Return(3)	6.34%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$74,319
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.66%
After waiver, expense recoupment(4)	0.66%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	2.85%
After waiver, expense recoupment(4)	2.85%
Portfolio turnover rate(3)	62.75%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout each Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2018	2017	2016	2015	2014(1)
$10.08	$10.08	$10.21	$10.30	$10.00

0.26	0.21	0.19	0.13	0.11
(0.40)	0.08	0.04	(0.03)	0.27
(0.14)	0.29	0.23	0.10	0.38

(0.25)	(0.20)	(0.19)	(0.12)	(0.08)
—	(0.09)	(0.17)	(0.07)	—
(0.25)	(0.29)	(0.36)	(0.19)	(0.08)

$9.69	$10.08	$10.08	$10.21	$10.30

-1.37%	2.85%	2.32%	0.96%	3.87%

$71,360	$76,066	$79,441	$79,906	$74,684

0.64%	0.65%	0.66%	0.72%	0.95%
0.64%	0.65%	0.66%	0.80%	0.85%

2.61%	2.14%	1.89%	1.32%	1.11%
2.61%	2.14%	1.89%	1.24%	1.21%
42.37%	50.92%	49.78%	87.73%	124.55%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$9.95

Income from investment operations:
Net investment income(2)	0.08
Net realized and unrealized gain (loss) on investments	0.42
Total from investment operations	0.50

Less distributions paid:
From net investment income	(0.08)
From net realized gain on investments	—
Total distributions paid	(0.08)

Net Asset Value, End of Period	$10.37

Total Return(3)	5.02%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$102,052
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.63%
After waiver, expense recoupment(4)	0.63%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	1.61%
After waiver, expense recoupment(4)	1.61%
Portfolio turnover rate(3)	38.61%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout each Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2018	2017	2016	2015	2014(1)
$10.04	$9.96	$10.11	$10.25	$10.00

0.12	0.09	0.08	0.04	0.06
(0.10)	0.15	(0.15)	0.05	0.24
0.02	0.24	(0.07)	0.09	0.30

(0.11)	(0.09)	(0.07)	(0.04)	(0.05)
0.00 (5)	(0.07)	(0.01)	(0.19)	—
(0.11)	(0.16)	(0.08)	(0.23)	(0.05)

$9.95	$10.04	$9.96	$10.11	$10.25

0.24%	2.43%	-0.74%	0.99%	2.97%

$102,245	$94,759	$77,663	$74,518	$65,753

0.63%	0.66%	0.68%	0.75%	0.99%
0.63%	0.66%	0.69%	0.85%	0.85%

1.23%	0.91%	0.77%	0.55%	0.43%
1.23%	0.91%	0.76%	0.45%	0.57%
41.52%	37.63%	38.93%	42.61%	235.85%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Six Months
Ended
May 31, 2019
(Unaudited)
Net Asset Value, Beginning of Period	$9.89

Income from investment operations:
Net investment income(2)	0.07
Net realized and unrealized gain (loss) on investments	0.43
Total from investment operations	0.50

Less distributions paid:
From net investment income	(0.07)
From net realized gain on investments	—
Total distributions paid	(0.07)

Net Asset Value, End of Period	$10.32

Total Return(3)	5.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$46,112
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.74%
After waiver, expense recoupment(4)	0.74%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	1.39%
After waiver, expense recoupment(4)	1.39%
Portfolio turnover rate(3)	49.35%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout each Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2018	2017	2016	2015	2014(1)
$9.98	$9.94	$10.13	$10.20	$10.00

0.11	0.07	0.05	0.04	0.05
(0.10)	0.16	(0.17)	0.07	0.19
0.01	0.23	(0.12)	0.11	0.24

(0.10)	(0.07)	(0.05)	(0.04)	(0.04)
—	(0.12)	(0.02)	(0.14)	—
(0.10)	(0.19)	(0.07)	(0.18)	(0.04)

$9.89	$9.98	$9.94	$10.13	$10.20

0.10%	2.35%	-1.10%	1.06%	2.44%

$45,068	$37,044	$37,742	$42,076	$38,768

0.76%	0.82%	0.77%	0.83%	1.09%
0.76%	0.85%	0.85%	0.85%	0.85%

1.07%	0.78%	0.62%	0.42%	0.32%
1.07%	0.75%	0.54%	0.40%	0.56%
36.05%	34.50%	59.79%	50.66%	215.11%

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2019 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.  If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

may not necessarily represent the last sale price.  If, on a particular day, an exchange-listed or NASDAQ security does not trade, then; (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities.  Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.  Any discount or premium is accreted or amortized using the constant yield method until maturity.  Constant yield amortization takes into account the income that is produced on a debt security.  This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

based on observable inputs, Municipal bonds would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued by a Pricing Service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2019:

Rockefeller Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$58,132,767	$43,118,671	$—	$101,251,438
Preferred Stock	255,653	247,244	—	502,897
Real Estate Investment Trusts	127,228	—	—	127,228
Total Equity Securities	58,515,648	43,365,915	—	101,881,563
Exchange-Traded Funds	964,808	—	—	964,808
Master Limited Partnerships	639,726	—	—	639,726
Money Market Fund	3,670,859	—	—	3,670,859
Total Investments in Securities	$63,791,041	$43,365,915	$—	$107,156,956

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Rockefeller Core Taxable Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset-Backed Securities	$—	$1,902,178	$—	$1,902,178
Collateralized Mortgage Obligations	—	479,897	—	479,897
Corporate Bonds	—	23,352,822	—	23,352,822
Mortgage Backed Securities	—	15,309,187	—	15,309,187
Municipal Bonds	—	11,480,395	—	11,480,395
U.S. Government Agency Issue	—	4,823,889	—	4,823,889
U.S. Government Note/Bond	—	16,210,612	—	16,210,612
Total Fixed Income Securities	—	73,558,980	—	73,558,980
Money Market Fund	958,679	—	—	958,679
Total Investments in Securities	$958,679	$73,558,980	$—	$74,517,659

Rockefeller Intermediate Tax Exempt National Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$100,666,343	$—	$100,666,343
Total Fixed Income Securities	—	100,666,343	—	100,666,343
Money Market Fund	271,474	—	—	271,474
Total Investments in Securities	$271,474	$100,666,343	$—	$100,937,817

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$45,662,433	$—	$45,662,433
Total Fixed Income Securities	—	45,662,433	—	45,662,433
Total Investments in Securities	$—	$45,662,433	$—	$45,662,433

The Funds measure Level 3 activity as of the end of the period.  For the six months ended May 31, 2019, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds did not invest in derivative securities or engage in hedging activities during the six months ended May 31, 2019.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(c)	Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known.  The distributions

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended November 30, 2018 was as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$2,179,462	$1,869,846	$15,419	$6,266
Tax-Exempt Income	$—	$—	$1,117,243	$409,535
Long-Term Capital Gain	$447,274	$—	$11,222	$—

As of November 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$97,752,035	$73,127,632	$101,982,764	$45,461,372
Gross tax unrealized appreciation	21,229,469	37,928	153,408	74,231
Gross tax unrealized depreciation	(6,848,046)	(2,357,111)	(1,259,701)	(591,643)
Net tax unrealized
appreciation (depreciation)	$14,381,423	$(2,319,183)	$(1,106,293)	$(517,412)
Undistributed ordinary income	377,579	395,021	—	—
Undistributed tax-exempt
ordinary income	—	—	272,416	102,197
Undistributed long-term gains	5,128,521	—	—	—
Total distributable earnings	$5,506,100	$395,021	$272,416	$102,197
Total other accumulated loss	$—	$(751,321)	$(109,075)	$(129,998)
Total accumulated gains (losses)	$19,887,523	$(2,675,483)	$(942,952)	$(545,213)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Company adjustments.

At November 30, 2018, the Rockefeller Core Taxable Bond, Rockefeller Intermediate Tax Exempt National Bond and Rockefeller Intermediate Tax Exempt New York Bond Funds had capital losses of $751,321, $109,075 and $129,998, respectively, remaining which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Core Taxable Bond, Rockefeller Intermediate Tax Exempt

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

National Bond, and Rockefeller Intermediate Tax Exempt New York Bond Funds realize future net capital gains, taxable distributions to their shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2018.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share.  For the year ended November 30, 2018, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Total Distributable Losses	$(48,290)	$—	$—	$—
Paid-In Capital	$48,290	$—	$—	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2018.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2018.  At November 30, 2018, the tax years 2015, 2016, 2017, and 2018 remain open to examination for the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, Rockefeller Intermediate Tax Exempt New York Bond Fund, and Rockefeller Equity Allocation Fund.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	March 30, 2020
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2020
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2020
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2020

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of three years from the date such amount was waived or reimbursed. During the six months ended May 31, 2019, the Funds did not waive any expenses.

The Funds currently do not have any expenses eligible for recoupment.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2019, and owed as of May 31, 2019, are as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$83,583	$29,324
Rockefeller Core Taxable Bond Fund	52,922	18,538
Rockefeller Intermediate Tax Exempt National Bond Fund	74,706	23,354
Rockefeller Intermediate Tax Exempt New York Bond Fund	33,152	10,037

Pricing	Incurred	Owed
Rockefeller Equity Allocation Fund	$8,134	$2,991
Rockefeller Core Taxable Bond Fund	3,459	1,026
Rockefeller Intermediate Tax Exempt National Bond Fund	11,457	5,662
Rockefeller Intermediate Tax Exempt New York Bond Fund	7,408	3,506

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$10,107	$3,316
Rockefeller Core Taxable Bond Fund	9,012	2,955
Rockefeller Intermediate Tax Exempt National Bond Fund	10,016	3,209
Rockefeller Intermediate Tax Exempt New York Bond Fund	8,378	2,706

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$17,708	$8,689
Rockefeller Core Taxable Bond Fund	2,189	619
Rockefeller Intermediate Tax Exempt National Bond Fund	2,915	906
Rockefeller Intermediate Tax Exempt New York Bond Fund	2,187	657

The Funds each have a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and US Bank.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2019, and owed as of May 31, 2019 are as follows:

CCO	Incurred	Owed
Rockefeller Equity Allocation Fund	$5,100	$1,657
Rockefeller Core Taxable Bond Fund	5,100	1,658
Rockefeller Intermediate Tax Exempt National Bond Fund	5,100	1,669
Rockefeller Intermediate Tax Exempt New York Bond Fund	5,100	1,669

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Rockefeller Equity Allocation Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares Sold	470,768	1,363,118
Shares Reinvested	213,185	76,979
Shares Redeemed	(411,563)	(1,552,577)
Net Increase/(Decrease)	272,390	(112,480)

Rockefeller Core Taxable Bond Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares Sold	337,857	1,212,252
Shares Reinvested	55,900	102,824
Shares Redeemed	(439,242)	(1,500,982)
Net Decrease	(45,485)	(185,906)

Rockefeller Intermediate Tax Exempt National Bond Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares Sold	559,005	2,380,755
Shares Reinvested	18,230	26,196
Shares Redeemed	(1,010,951)	(1,567,826)
Net Increase/(Decrease)	(433,716)	839,125

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Six Months Ended	Year Ended
	May 31, 2019	November 30, 2018
Shares Sold	272,368	1,624,670
Shares Reinvested	8,567	9,029
Shares Redeemed	(367,507)	(790,353)
Net Increase/(Decrease)	(86,572)	843,346

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2019 are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$15,731,248	$19,726,078	$—	$—
Rockefeller Core
Taxable Bond Fund	$44,318,978	$44,320,997	$9,171,807	$3,118,982
Rockefeller Intermediate Tax
Exempt National Bond Fund	$38,401,025	$40,222,655	$—	$—
Rockefeller Intermediate Tax
Exempt New York Bond Fund	$22,429,326	$21,967,841	$—	$—

(8)	Line of Credit

As of May 31, 2019, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund each had a line of credit in the amount of $10,000,000, $8,000,000, $8,500,000, and $4,000,000, respectively, which all mature on August 9, 2019.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest was accrued at the prime rate of 5.25%.  The following table summarizes the line of credit activity for the Rockefeller Equity Allocation Fund during the six months ended May 31, 2019.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate New York Bond Fund did not utilize their lines of credit during the six months ended May 31, 2019.  The Funds did not have any loans outstanding as of May 31, 2019.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Rockefeller Equity
Allocation Fund	3	$950,667	$436	$1,280,000	12/31/18

*	Interest Expense is included with “Other expenses” on the Statements of Operations.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2019 (Unaudited)

(9)	Subsequent Events

On June 24, 2019, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 21, 2019, as follows:

		Distribution Rate
	Ordinary Income	Per Share
Rockefeller Equity Allocation Fund	$768,194	0.08120194
Rockefeller Core Taxable Bond Fund	$481,198	0.06729264
Rockefeller Intermediate Tax Exempt
National Bond Fund	$399,563	0.04068097
Rockefeller Intermediate Tax Exempt
New York Bond Fund	$157,655	0.03541785

Other than the aforementioned events, the Funds have evaluated events and transactions that have occurred subsequent to May 31, 2019 and determined there were no subsequent events that would require recognition or disclosure within the financial statements.

(10)	Regulatory Updates

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact this ASU will have on the Financial Statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended May 31, 2019.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information

Tax Information (Unaudited)

For the year ended November 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Equity Allocation Fund	86.58%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2018 was as follows:

Rockefeller Equity Allocation Fund	27.25%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For the year ended November 30, 2018, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds was as follows:

Rockefeller Equity Allocation Fund	16.39%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the Rockefeller Equity Allocation Fund designated the following amounts as foreign taxes paid for the year ended November 30, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Distribution Derived
	Creditable Foreign	Per Share	From Foreign
	Tax Credit Paid	Amount	Sourced Income
Rockefeller Equity Allocation	223,434	0.024106579	73.80%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D	Trustee	Indefinite	28	Professor Emeritus	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting	MUTUALS
Year of Birth: 1955		2001		(June 2019–	(an open-end
				present), Professor,	investment
				Department of	company with
				Accounting	two portfolios).
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	28	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	28	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International Group,	Ramius IDF
				L.P. (an investment	fund complex
				management firm)	(two closed-
				(1994–2011).	end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	28	President	Trustee, USA
615 E. Michigan St.	and	Term; Since		(2017–present),	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President,	(2001–2018);
				(1994–2017),	Trustee, Buffalo
				U.S. Bancorp	Funds (an
				Fund Services,	open-end
				LLC.	investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	Since		Services, LLC
Year of Birth: 1985	Vice	July 1,		(February 2017–
	President	2017		present); Vice
	and			President
	Anti-Money			and Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017); Vice
President and CCO,
Heartland Group, Inc.
(May 2016–November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
	Term of	Number of	Principal	Held by
	Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Caroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may view the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  7/30/19

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  7/30/19